Consolidated Balance Sheets £ in Thousands, R$ in Thousands	Sep. 30, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Statement of financial position [abstract]
Cash	R$ 642,491	R$ 109,922	R$ 68,407
Financial assets	84,432,999	41,888,778	16,582,616
Fair value through profit or loss	51,850,286	26,528,396	7,983,002
Securities	38,701,519	22,443,392	6,290,971
Derivative financial instruments	13,148,767	4,085,004	1,692,031
Fair value through other comprehensive income	9,588,773	2,616,118	695,778
Securities	9,588,773	2,616,118	695,778
Evaluated at amortized cost	22,993,940	12,744,264	7,903,836
Securities	1,366,038	2,266,971	155,292
Securities purchased under agreements to resell	18,243,688	9,490,090	6,570,609
Securities trading and intermediation	1,483,507	504,983	898,312
Accounts receivable	251,194	462,029	219,200
Loan operations	1,369,234	386
Other financial assets		20,191	60,423
Other financial assets	280,279	19,805
Other assets	1,484,110	643,619	316,777
Recoverable taxes	170,066	243,320	183,350
Prepaid expenses	1,090,998	89,684	96,723
Rights-of-use assets	182,014	227,478	133,870
Other	41,032	83,137	36,704
Deferred tax assets	378,726	284,533	152,425
Investments in associates and joint ventures	696,742	0
Property and equipment	94,756	142,464	99,127
Goodwill and Intangible assets	669,534	553,452	504,915
Total assets	88,399,358	43,622,768	17,724,267
Financial liabilities	69,388,840	31,842,054	15,216,037
Fair value through profit or loss	13,841,366	5,250,943	2,250,978
Securities loaned	1,111,770	2,021,707	1,259,579
Derivative financial instruments	12,729,596	3,229,236	991,399
Evaluated at amortized cost	55,547,474	26,591,111	12,965,059
Securities sold under repurchase agreements	35,253,928	15,638,407	6,640,694
Securities trading and intermediation	15,159,711	9,114,546	5,306,628
Deposits	1,626,709	70,195
Structured operations certificates	1,142,457	19,474
Borrowings and lease liabilities	511,981	637,484	469,609
Debentures	338,693	835,230	406,538
Accounts payables	655,117	266,813	134,579
Other financial liabilities	858,878	98,631	7,011
Other financial liabilities	858,878	8,962
Other liabilities	10,298,861	4,619,623	404,493
Social and statutory obligations	379,696	492,723	251,690
Taxes and social security obligations	234,652	345,331	103,121
Private pension liabilities	9,649,322	3,759,090	16,059
Provisions and contingent liabilities	16,020	15,193	17,474
Other	19,171	7,286	16,149
Deferred tax liabilities	41,074	5,132	12,025
Total liabilities	79,728,775	36,466,809	15,632,555
Equity attributable to owners of the Parent company	8,669,470	7,153,396	2,084,777
Issued capital	23	23	21
Capital reserves	7,021,993	6,943,446	1,875,591
Other comprehensive income	171,841	209,927	209,165
Retained earnings	1,475,613	0
Non-controlling interest	1,113	2,563	6,935
Total equity	8,670,583	7,155,959	2,091,712
Total liabilities and equity	R$ 88,399,358	R$ 43,622,768	R$ 17,724,267